TYPE		13F-HR
PERIOD		3/31/01
FILER
	CIK	0001139480
	CCC	sp$5eter

SUBMISSION-CONTACT
	NAME	Carol Sullivan
	PHONE	410-653-8198

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM  13F

FORM 13F COVER PAGE

Report of the Calendar Year or Quarter Ended:  March 31, 2001

Check here if Amendment [     ];  Amendment  Number:
This Amendment (Check only one):   [     ] is a restatement
        			   [     ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Wagner Capital Management Corp
Address:	1838 Greene Tree Road, Suite 280
		Baltimore, Maryland 21208

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report of Behalf of Reporting Manager:

Name:		Carol Sullivan
Title:		Administrator
Phone:		410-653-7979
Signature, Place, and Data of Signing:

		Carol Sullivan          Baltimore, Maryland       April 24, 2001

Report Type (Check only one):

[  X  ]		13F HOLDINGS REPORTS

[      ]	13 F NOTICE

[      ]	13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

	None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:			0

Form 13F Information Table Entry Total:  		54

Form 13F Information Table Value Total:  		103427


List of Other Included Managers:

	None

				   					SH/	PUT/	INVSTMT	OTHER	VOTING
NAME OF ISSUER			CLASS	CUSIP #		VALUE  SHARES	PRN	CALL	DSCRETN	MGRS	AUTHO

ABBOTT LABS			COM	002824100	1405	29785	SH		SOLE		SOLE
AGILENT TECHNOLOGIES INC	COM	00846U101	949	30911	SH		SOLE		SOLE
AMERICAN EXPRESS COMPANY	COM	025816109	2144	51922	SH		SOLE		SOLE
AMERICAN HOME PRODUCTS		COM	026609107	2171	36967	SH		SOLE		SOLE
AOL TIME WARNER			COM	00184A105	1061	26429	SH		SOLE		SOLE
BRISTOL MYERS SQUIBB		COM	110122108	2566	43206	SH		SOLE		SOLE
CHARLES SCHWAB & CO INC		COM	808513105	757	49132	SH		SOLE		SOLE
CISCO SYSTEMS INC		COM	17275R102	2267	143402	SH		SOLE		SOLE
CITIGROUP INC			COM	17296710	4049	90022	SH		SOLE		SOLE
COCA-COLA CO			COM	191216100	3776	83627	SH		SOLE		SOLE
COLGATE-PALMOLIVE		COM	194162103	825	14939	SH		SOLE		SOLE
CUMMINS ENGINE CO		COM	231021106	1715	45690	SH		SOLE		SOLE
DU PONT E I DE NEMOURS & CO	COM	263534109	465	11445	SH		SOLE		SOLE
E M C CORPORATON		COM	26864810	2176	74039	SH		SOLE		SOLE
ELI LILLY CO			COM	532457108	1194	15579	SH		SOLE		SOLE
ERICSSON L M TEL CO		ADR	294821400	123	22095	SH		SOLE		SOLE
EXXON MOBILE			COM	30231G102	254	3142	SH		SOLE		SOLE
GENERAL ELECTRIC CO		COM	36904103	8760	209280	SH		SOLE		SOLE
GILETTE CO			COM	375766102	2759	88527	SH		SOLE		SOLE
GLOBAL CROSSING LTD		COM	G3921A100	185	13770	SH		SOLE		SOLE
HEWLETT PACKARD			COM	428236103	2543	81331	SH		SOLE		SOLE
HOME DEPOT			COM	437076102	2433	56464	SH		SOLE		SOLE
INTEL CORP			COM	458140100	3974	151033	SH		SOLE		SOLE
INTL BUSINESS MACHINES		COM	459200101	623	6480	SH		SOLE		SOLE
INTRNATIONAL PURSUIT CORP	COM				10000	SH		SOLE		SOLE
JOHNSON & JOHNSON		COM	478160104	5889	67331	SH		SOLE		SOLE
LOWES COMPANIES INC		COM	548661107	2073	35479	SH		SOLE		SOLE
M C I WORLDCOM			COM	5526B10		374	20051	SH		SOLE		SOLE
MCDONALDS CORP			COM	580135101	1782	67137	SH		SOLE		SOLE
MEDTRONIC			COM	585055106	3781	82675	SH		SOLE		SOLE
MERCK & CO, INC			COM	589331107	4115	54228	SH		SOLE		SOLE
MERRILL LYNCH			COM	590188108	1382	24951	SH		SOLE		SOLE
MICROSOFT CORP			COM	594918104	3885	71041	SH		SOLE		SOLE
MOTOROLA INC			COM	620076109	604	42382	SH		SOLE		SOLE
NEW CORP LTD PREFERRED		ADR	652487802	340	12740	SH		SOLE		SOLE
NOKIA				ADR	654902204	795	33147	SH		SOLE		SOLE
OCG TECHNOLOGY			COM				14940	SH		SOLE		SOLE
ORACLE CORP			COM	68389X105	3211	214405	SH		SOLE		SOLE
PAYCHEX INC			COM	704326107	928	25046	SH		SOLE		SOLE
PEPSICO INC			COM	713448108	4012	91288	SH		SOLE		SOLE
PFIZER				COM	717081103	2722	66476	SH		SOLE		SOLE
PROCTER & GAMBLE CO		COM	742718109	3265	52166	SH		SOLE		SOLE
SCHERING PLOUGH CORP		COM	806605101	1988	54443	SH		SOLE		SOLE
SIEBEL SYSTEMS INC		COM	826170102	1261	46383	SH		SOLE		SOLE
SUN MICROSYSTEMS INC		COM	866810104	1026	66806	SH		SOLE		SOLE
TEXAS INSTRUMENTS		COM	882508104	761	24580	SH		SOLE		SOLE
TYCO INT'L			COM	902120104	1115	25809	SH		SOLE		SOLE
UNITED PARCEL SERVICE B		COM	911312106	1472	25885	SH		SOLE		SOLE
USINTERNETWORKING INC		COM	917311805	11	10000	SH		SOLE		SOLE
VIACOM INC NON VTG CL B		COM	925524308	636	14476	SH		SOLE		SOLE
WALMART				COM	931142103	1502	29743	SH		SOLE		SOLE
WALT DISNEY CO			COM	254687106	1927	67397	SH		SOLE		SOLE
WASHINGTON MUTUAL INC		COM	939322103	2613	47740	SH		SOLE		SOLE
WM WRIGLEY JR CO		COM	982526105	783	16231	SH		SOLE		SOLE


TOTAL								134146